Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000232947 | U.S. Treasury Notes,08/15/2030,0.625,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000232947 | U.S. Treasury Notes,05/15/2030,0.625,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000232947 | U.S. Treasury Notes,11/15/2030,0.875,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232947 | U.S. Treasury Bonds,11/15/2040,1.375,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232947 | U.S. Treasury Notes,01/31/2028,0.75,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232947 | Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class,,4.2665,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232947 | JPMorgan U.S. Government Money Market Fund - Class IM,,4.3100,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232947 | U.S. Treasury Bonds,05/15/2040,1.125,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232947 | FHLMC STACR REMIC Trust,01/25/2045,5.3896896,M1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232947 | U.S. Treasury Bills,07/31/2025,0.000001,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232947 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000232947 | AAA
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000232947 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232947 | A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000232947 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000232947 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000232947 | B
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232947 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232947 | Unrated Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232947 | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232947 | US Government and Agency Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000232947 | US Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000232947 | US Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000232947 | Asset Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000232947 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000232947 | Foreign Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000232947 | Non-Agency Commercial Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232947 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232947 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232947 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232947 | Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000232948 | Amazon.com, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	5.00%
C000232948 | Meta Platforms, Inc.,,0,A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000232948 | Tesla, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	3.20%
C000232948 | Costco Wholesale Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232948 | Procter & Gamble Co. (The),,0,
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232948 | Walmart, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232948 | Alphabet, Inc.,,0,A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232948 | Prologis, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232948 | American Tower Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232948 | Alphabet, Inc.,,0,C
Holdings [Line Items]
Percent of Total Investments	1.80%
C000232948 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232948 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000232948 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000232948 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000232948 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000232948 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000232948 | Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241667 | Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class,,4.2665,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241667 | JPMorgan U.S. Government Money Market Fund - Class IM,,4.3100,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241667 | FNMA,06/01/2029,4.93,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241667 | FHLMC Multifamily Structured Pass-Through Certificates,01/25/2029,5.4,A2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241667 | FNMA,07/01/2029,2.79,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241667 | FNMA,04/01/2027,3.18,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241667 | FNMA,04/01/2027,3.13,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241667 | TRTX Issuer Ltd.,02/15/2039,5.9691816,A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241667 | FHLMC Multifamily Structured Pass-Through Certificates,12/25/2027,1.603,A2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241667 | GS Mortgage Securities Trust,02/13/2053,2.8428,AAB
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241667 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241667 | AAA
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000241667 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000241667 | A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241667 | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241667 | US Government and Agency Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241667 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241667 | Non-Agency Commercial Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000241667 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000241667 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241668 | Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class,,4.2665,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241668 | JPMorgan U.S. Government Money Market Fund - Class IM,,4.3100,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241668 | FNMA/FHLMC UMBS, 30 Year, Single Family,04/25/2055,2.5,
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241668 | FNMA/FHLMC UMBS, 30 Year, Single Family,04/25/2055,3,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241668 | FNMA/FHLMC UMBS, 30 Year, Single Family,04/25/2055,5.5,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241668 | FHLMC UMBS,02/01/2055,6,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241668 | FNMA REMICS,08/25/2054,5.7396888,FH
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241668 | FNMA UMBS,03/01/2055,5.5,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241668 | FNMA UMBS,10/01/2044,5.5,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241668 | FNMA UMBS,10/01/2051,2.5,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241668 | Other
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)
C000241668 | AAA
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000241668 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241668 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241668 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241668 | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)
C000241668 | US Government and Agency Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000241668 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000241668 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247709 | Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class,,4.2665,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247709 | JPMorgan U.S. Government Money Market Fund - Class IM,,4.3100,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247709 | U.S. Treasury Bills,05/13/2025,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000247709 | U.S. Treasury Bills,07/31/2025,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000247709 | U.S. Treasury Bills,05/08/2025,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000247709 | U.S. Treasury Bills,04/22/2025,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000247709 | U.S. Treasury Bills,05/20/2025,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247709 | U.S. Treasury Bills,06/03/2025,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247709 | U.S. Treasury Bills,07/22/2025,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247709 | U.S. Treasury Bills,08/21/2025,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247709 | Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000247709 | Cash
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247709 | Commodity_Energy
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000247709 | Commodity_Agriculture
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000247709 | Commodity_Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000247709 | Commodity_Livestock
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000247709 | Commodity_Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000247710 | Concentrix Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Dollar General Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Celanese Corp.,,0,A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Huntington Ingalls Industries, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Science Applications International Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Mosaic Co. (The),,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | BJ's Wholesale Club Holdings, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | AutoZone, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Newmont Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | ConocoPhillips,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247710 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000247710 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247710 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247710 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000247710 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000247710 | Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247710 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000247710 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000247710 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247710 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247710 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000247710 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000255273 | Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class,,4.2665,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255273 | JPMorgan U.S. Government Money Market Fund - Class IM,,4.3100,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255273 | Bain Capital Credit CLO,07/19/2031,7.2431712,DR
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255273 | OBX Trust,10/25/2064,6.1719984,M1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255273 | Verus Securitization Trust,11/25/2069,6.8450004,B1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255273 | Verus Securitization Trust,01/25/2070,7.0089984,B1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255273 | Global Aircraft Leasing Co. Ltd.,09/01/2027,8.75,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255273 | Lunar Structured Aircraft Portfolio Notes,10/15/2046,3.432,B
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255273 | XHR LP,05/15/2030,6.625,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255273 | Dividend Solar Loans LLC,03/22/2038,7,C
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255273 | Other
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000255273 | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255273 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000255273 | Below Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000255273 | Unrated
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255273 | US Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000255273 | Asset Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255273 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255273 | Foreign Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255273 | Non-Agency Commercial Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000255273 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000255273 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000255273 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000257761 | Lunar Structured Aircraft Portfolio Notes,10/15/2046,3.432,B
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000257761 | SoFi Consumer Loan Program Trust,02/27/2034,5.72,D
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000257761 | SoFi Consumer Loan Program Trust,02/27/2034,5.42,C
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000257761 | GoodLeap Home Improvement Solutions Trust,02/20/2049,6.27,B
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000257761 | Willis Engine Structured Trust IV,09/15/2043,4.7499984,A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000257761 | CyrusOne Data Centers Issuer I LLC,05/20/2049,4.5,A2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000257761 | Navigator Aviation Ltd.,08/15/2049,6.09,B
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000257761 | EWC Master Issuer LLC,03/15/2052,5.5,A2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000257761 | Cologix Data Centers US Issuer LLC,12/26/2051,3.79,B
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000257761 | Affirm Asset Securitization Trust,11/15/2028,8.25,C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000257761 | Other
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000257761 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000257761 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000257761 | A
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000257761 | BBB
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000257761 | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000257761 | Specialized Finance
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000257761 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000257761 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000257761 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%